Advances from Buyer of Assets Held for Sale	12 Months Ended
Dec. 31, 2014
Advances from Buyer of Assets Held for Sale [Abstract]
Advances from Buyer of Assets Held for Sale
18.	Advances from Buyer of Assets Held for Sale

In connection of the asset sale in Baoding, the Company had received the advance payment of $12.5 million from the buyer as of December 31, 2014. The Company further received $0.7 million in 2015.

In connection of the disposition of Xushui,  the Company had received the advance payment of $0.7 million from Liyuanshida as of December 31, 2014.